As filed with the Securities and Exchange Commission on March 14, 2013

Securities Act Registration No. 333-07595
Investment Company Act Registration No. 811-07695

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	31	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	32	[	X	]

(Check appropriate box or boxes.)

HENNESSY MUTUAL FUNDS, INC.
(Exact name of Registrant as Specified in Charter)

7250 Redwood Blvd.
Suite 200
Novato, CA 94945
(Address of Principal Executive Office) (Zip Code)

(800) 966-4354
Registrant’s Telephone Number, including Area Code:

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, CA 94945
(Name and Address of Agent for Service)

Copy to:
Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:   This Post-Effective Amendment (“PEA”) No. 31 to the Hennessy Mutual Funds, Inc. (“HMFI”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the HMFI PEA No. 30 on Form N-1A filed February 28, 2013.  This PEA No. 31 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 30 to the HMFI Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and the State of California on the 14th day of March, 2013.

HENNESSY MUTUAL FUNDS, INC.
(Registrant)

By: /s/ Neil J. Hennessy
Neil J. Hennessy
Chairman of the Board and
President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name		Title	Date

/s/ Neil J. Hennessy		Chairman of the Board and President	March 14, 2013
Neil J. Hennessy		(Principal Executive Officer) and a Director

Robert T. Doyle*		Director	*

J. Dennis DeSousa*		Director	*

Gerald P. Richardson*		Director	*

/s/ Teresa M. Nilsen		Executive Vice President and Treasurer	March 14, 2013
Teresa M. Nilsen		(Principal Financial and Accounting Officer)

*By:	/s/ Neil J. Hennessy
Neil J. Hennessy Attorney-In-Fact March 14, 2013

Signature Page

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE